OPERATING EXPENSES - Schedule of selling and marketing expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
OPERATING EXPENSES
Total	$ 1,646,144	$ 1,256,315	[1]	$ 257,330	[1]
Social media expense
OPERATING EXPENSES
Total	1,046,590	148,110		31,298
Promotional operating expense
OPERATING EXPENSES
Total	257,039	102,207		40,576
Advertising consulting expense
OPERATING EXPENSES
Total	178,403	78,736		105,334
Fair stand expense
OPERATING EXPENSES
Total	80,000	17,255		33,648
Rider referral program expense
OPERATING EXPENSES
Total	66,586	105,756		42,994
Promotional product expense
OPERATING EXPENSES
Total	1,181	801,545
Other
OPERATING EXPENSES
Total	$ 16,345	$ 2,706		$ 3,480

[1]	See restatement of financial statements in note 2.4 for further details.